Auditor's remuneration	12 Months Ended
Dec. 31, 2025
Auditor's remuneration
Auditor's remuneration

(21) Auditor’s remuneration

BDO AG, Wirtschaftsprüfungsgesellschaft (BDO) has served as our independent registered public accounting firm for the years ended December 31, 2025, December 31, 2024 and December 31, 2023.

The following table sets out the aggregate fees for professional audit services and other services rendered exclusively by BDO and other firms in the BDO network in 2025, 2024 and 2023:

in k€	2025	2024	2023
Audit fees	3,856	3,786	4,088
Audit-related fees	73	20	60
Audit fees related to prior year audit	131	738	1,504
Total	4,061	4,544	5,651

Audit fees aggregate fees charged by BDO network firms for auditing our consolidated financial statements and statutory and other regulatory filings or engagements of Evotec SE and its subsidiaries. Audit - related fees relate to the non - financial reporting services and agreed upon procedures over covenant reporting to lenders.

The Audit Committee has approved the audit fees and all the fees for other assurance services for the years 2025, 2024 and 2023. The Audit Committee monitors compliance with the German and U.S. rules on non-audit services provided by an independent registered public accounting firm. On a yearly basis, the Audit Committee pre-approves non-audit services performed by the independent registered public accounting firm up to a limit in line with EU regulation.